Schedule of Investments (unaudited)
April 30, 2025
iShares® MSCI Intl Value Factor ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Australia — 1.6%
BHP Group Ltd.	605,967	$14,442,406
BlueScope Steel Ltd.	115,246	1,765,161
Fortescue Ltd.	282,372	2,916,250
Qantas Airways Ltd.	293,149	1,657,441
Rio Tinto Ltd.	48,514	3,629,683
Santos Ltd.	337,448	1,297,273
Sonic Healthcare Ltd.	84,047	1,403,329
South32 Ltd.	783,795	1,350,710
Vicinity Ltd.	993,834	1,503,027
Woodside Energy Group Ltd.	183,814	2,396,040
		32,361,320
Austria — 0.3%
Erste Group Bank AG	79,998	5,417,593
OMV AG	36,298	1,876,738
		7,294,331
Belgium — 0.8%
Ageas SA	38,826	2,435,021
Anheuser-Busch InBev SA	165,746	10,924,145
Groupe Bruxelles Lambert NV	11,186	922,779
KBC Group NV	20,451	1,885,761
Syensqo SA	15,297	1,094,237
		17,261,943
Canada — 2.7%
Air Canada(a)(b)	73,691	746,746
AltaGas Ltd.	52,813	1,563,014
Canadian Tire Corp. Ltd., Class A, NVS	9,908	1,084,375
CGI Inc.	43,220	4,582,837
Empire Co. Ltd., NVS	37,603	1,396,543
Fairfax Financial Holdings Ltd.	3,789	5,915,468
George Weston Ltd.	7,598	1,480,359
iA Financial Corp. Inc.	12,787	1,242,155
Kinross Gold Corp.	170,657	2,519,128
Lundin Mining Corp.	99,514	814,245
Magna International Inc.	76,926	2,672,824
Manulife Financial Corp.	300,605	9,212,651
Metro Inc./CN	28,704	2,212,036
Nutrien Ltd.	104,913	5,989,158
Onex Corp.	17,700	1,253,226
Open Text Corp.	153,528	4,156,148
Power Corp. of Canada	89,231	3,377,393
Quebecor Inc., Class B	21,602	592,621
Rogers Communications Inc., Class B, NVS	51,584	1,344,791
Saputo Inc.	53,861	1,050,965
Teck Resources Ltd., Class B	64,725	2,199,598
West Fraser Timber Co. Ltd.	10,811	800,434
		56,206,715
Denmark — 0.6%
AP Moller - Maersk A/S, Class A	1,643	2,807,986
AP Moller - Maersk A/S, Class B, NVS(b)	2,559	4,406,302
Danske Bank A/S	153,205	5,375,589
		12,589,877
Finland — 0.9%
Fortum OYJ	65,610	1,100,053
Nokia OYJ	3,239,893	16,196,786
Stora Enso OYJ, Class R	105,236	977,473
UPM-Kymmene OYJ	45,300	1,199,820
		19,474,132
France — 12.4%
Alstom SA(a)	125,687	3,035,236
Security	Shares	Value
France (continued)
ArcelorMittal SA	263,075	$7,779,583
Arkema SA	15,395	1,170,412
AXA SA	250,046	11,826,149
BNP Paribas SA	347,005	29,401,552
Bollore SE	152,402	942,671
Bouygues SA	87,418	3,842,485
Capgemini SE	47,074	7,515,476
Carrefour SA	298,371	4,601,988
Cie de Saint-Gobain SA	150,528	16,365,102
Cie Generale des Etablissements Michelin SCA	160,205	5,858,015
Covivio SA/France	7,670	430,094
Credit Agricole SA	346,988	6,508,310
Danone SA	85,747	7,378,222
Eiffage SA	30,799	4,190,904
Engie SA	574,845	11,881,088
Eurazeo SE	11,182	817,623
Eurofins Scientific SE	15,720	992,032
Ipsen SA	10,325	1,200,829
Klepierre SA	37,556	1,374,668
Orange SA	611,711	8,874,729
Publicis Groupe SA	36,005	3,663,400
Renault SA	120,868	6,419,442
Rexel SA	58,308	1,620,008
Sanofi SA	351,835	38,487,874
Societe Generale SA	390,873	20,379,716
STMicroelectronics NV	324,780	7,383,259
Teleperformance SE	23,817	2,611,654
TotalEnergies SE	350,068	19,938,193
Unibail-Rodamco-Westfield, New	19,566	1,656,361
Vinci SA	124,062	17,426,656
		255,573,731
Germany — 10.8%
BASF SE	171,810	8,774,244
Bayer AG, Registered	559,316	14,658,098
Bayerische Motoren Werke AG	129,856	11,014,058
Brenntag SE	16,454	1,098,861
Commerzbank AG	344,532	9,118,913
Continental AG	35,523	2,776,998
Daimler Truck Holding AG	173,222	6,959,450
Deutsche Bank AG, Registered	893,839	23,436,764
Deutsche Lufthansa AG, Registered	407,335	2,926,964
Deutsche Post AG, Registered	201,487	8,609,136
Deutsche Telekom AG, Registered	591,070	21,229,777
E.ON SE	361,806	6,327,839
Evonik Industries AG	47,833	1,074,944
Fresenius Medical Care AG	91,998	4,680,451
Fresenius SE & Co. KGaA(a)	209,613	9,955,971
Heidelberg Materials AG	41,610	8,318,400
Henkel AG & Co. KGaA	26,227	1,851,105
Infineon Technologies AG	381,731	12,644,093
Mercedes-Benz Group AG	297,982	17,815,989
Merck KGaA	23,129	3,220,021
RWE AG	187,582	7,284,587
Siemens AG, Registered	124,173	28,592,251
Siemens Energy AG(a)	131,361	10,138,923
Talanx AG(a)	10,731	1,231,577
		223,739,414
Hong Kong — 2.0%
BOC Hong Kong Holdings Ltd.	965,000	4,003,187
CK Hutchison Holdings Ltd.	2,083,000	11,746,199
CK Infrastructure Holdings Ltd.	142,500	960,400

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® MSCI Intl Value Factor ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Hong Kong (continued)
Henderson Land Development Co. Ltd.	162,000	$459,422
Hongkong Land Holdings Ltd.	278,800	1,364,447
Jardine Matheson Holdings Ltd.	119,200	5,296,659
MTR Corp. Ltd.	402,500	1,389,561
Power Assets Holdings Ltd.	234,500	1,550,795
Sino Land Co. Ltd.	1,820,000	1,870,414
SITC International Holdings Co. Ltd.	451,000	1,247,350
Sun Hung Kai Properties Ltd.	533,000	5,056,257
Swire Pacific Ltd., Class A	197,500	1,707,913
WH Group Ltd.(c)	4,600,000	4,113,354
Wharf Real Estate Investment Co. Ltd.	259,000	619,411
		41,385,369
Ireland — 0.3%
AIB Group PLC	474,693	3,190,441
Bank of Ireland Group PLC	320,606	3,764,381
		6,954,822
Israel — 1.4%
Bank Hapoalim BM	315,870	4,633,368
Bank Leumi Le-Israel BM	395,807	5,620,866
Check Point Software Technologies Ltd.(a)	17,938	3,938,467
ICL Group Ltd.	188,903	1,261,008
Isracard Ltd.	1	4
Israel Discount Bank Ltd., Class A	334,263	2,496,771
Mizrahi Tefahot Bank Ltd.	24,857	1,258,696
Nice Ltd.(a)	6,923	1,081,539
Teva Pharmaceutical Industries Ltd., ADR(a)(b)	536,058	8,314,260
		28,604,979
Italy — 4.3%
Banco BPM SpA	357,746	3,993,346
BPER Banca SpA	175,001	1,421,373
Enel SpA	1,592,753	13,807,533
Eni SpA	468,681	6,712,233
Intesa Sanpaolo SpA	3,022,010	16,132,351
Leonardo SpA	93,676	4,870,058
Mediobanca Banca di Credito Finanziario SpA	94,498	1,932,864
Nexi SpA(a)(c)	146,341	854,786
Stellantis NV	1,323,965	12,320,061
Telecom Italia SpA/Milano(a)(b)	3,971,654	1,572,912
Tenaris SA, NVS	73,434	1,224,507
UniCredit SpA	400,207	23,284,387
Unipol Gruppo SpA	52,110	934,682
		89,061,093
Japan — 27.7%
AGC Inc.	75,000	2,341,642
Aisin Corp.	164,000	2,083,016
ANA Holdings Inc.	53,200	1,021,941
Asahi Group Holdings Ltd.	441,900	6,108,069
Asahi Kasei Corp.	303,200	2,112,922
Astellas Pharma Inc.	291,500	2,919,123
Bridgestone Corp.	123,900	5,180,897
Canon Inc.	484,500	14,951,537
Central Japan Railway Co.	353,300	7,434,794
Chiba Bank Ltd. (The)	101,600	903,374
Chubu Electric Power Co. Inc.	329,400	4,277,365
Concordia Financial Group Ltd.	213,100	1,378,321
Dai Nippon Printing Co. Ltd.	133,800	1,865,002
Daito Trust Construction Co. Ltd.	37,900	4,219,673
Daiwa House Industry Co. Ltd.	207,900	7,522,430
Denso Corp.	322,100	4,158,932
Dentsu Group Inc.	36,700	769,457
East Japan Railway Co.	164,300	3,561,510
Security	Shares	Value
Japan (continued)
ENEOS Holdings Inc.	550,900	$2,652,158
Fuji Electric Co. Ltd.	26,500	1,178,368
FUJIFILM Holdings Corp.	483,300	9,899,129
Fujitsu Ltd.	454,600	10,099,145
Hankyu Hanshin Holdings Inc.	65,200	1,859,646
Hikari Tsushin Inc.	3,100	859,870
Honda Motor Co. Ltd.	1,586,000	16,137,137
Hulic Co. Ltd.	251,700	2,632,002
Idemitsu Kosan Co. Ltd.	160,800	996,480
Inpex Corp.	240,100	3,003,529
Isuzu Motors Ltd.	158,900	2,136,956
ITOCHU Corp.	316,200	16,171,396
Japan Airlines Co. Ltd.	44,300	802,601
Japan Post Bank Co. Ltd.	322,200	3,312,842
Japan Post Holdings Co. Ltd.	516,700	5,022,460
Japan Post Insurance Co. Ltd.	40,700	818,198
Japan Tobacco Inc.	260,100	8,013,170
JFE Holdings Inc.	293,500	3,418,106
Kajima Corp.	141,500	3,378,686
Kansai Electric Power Co. Inc. (The)	290,200	3,575,391
Kawasaki Kisen Kaisha Ltd.	184,000	2,523,432
KDDI Corp.	564,800	10,010,294
Kirin Holdings Co. Ltd.	180,800	2,734,904
Komatsu Ltd.	296,500	8,574,651
Kubota Corp.	282,100	3,278,112
Kyocera Corp.	717,500	8,503,614
Kyowa Kirin Co. Ltd.	43,600	680,797
LY Corp.	444,800	1,682,243
Makita Corp.	31,600	924,112
Marubeni Corp.	616,200	10,924,398
MEIJI Holdings Co. Ltd.	53,800	1,322,772
Minebea Mitsumi Inc.	79,000	1,157,826
Mitsubishi Chemical Group Corp.	391,900	1,905,244
Mitsubishi Corp.	1,055,400	20,038,436
Mitsubishi Electric Corp.	449,400	8,693,820
Mitsubishi Estate Co. Ltd.	329,000	5,779,206
Mitsubishi HC Capital Inc.	158,000	1,117,714
Mitsubishi UFJ Financial Group Inc.	1,735,000	21,859,475
Mitsui & Co. Ltd.	861,500	17,420,495
Mitsui OSK Lines Ltd.	194,400	6,474,263
Mizuho Financial Group Inc.	504,170	12,605,567
Murata Manufacturing Co. Ltd.	483,600	6,889,636
NEC Corp.	453,700	11,044,337
Nippon Building Fund Inc.	1,991	1,848,065
Nippon Steel Corp.	387,000	8,145,462
Nippon Telegraph & Telephone Corp.	6,965,700	7,281,082
Nippon Yusen KK	261,100	8,530,894
Nissan Motor Co. Ltd.(a)	1,324,600	3,153,381
Nomura Holdings Inc.	671,400	3,742,089
NTT Data Group Corp.	168,700	3,350,448
Obayashi Corp.	197,200	3,059,592
Ono Pharmaceutical Co. Ltd.	140,200	1,613,832
ORIX Corp.	214,900	4,310,900
Osaka Gas Co. Ltd.	110,100	2,791,922
Otsuka Holdings Co. Ltd.	109,000	5,313,834
Panasonic Holdings Corp.	760,500	8,719,864
Renesas Electronics Corp.	783,900	9,199,269
Resona Holdings Inc.	324,000	2,599,061
Ricoh Co. Ltd.	336,900	3,543,552
SBI Holdings Inc.	51,600	1,356,795
SCREEN Holdings Co. Ltd.	11,800	784,665
SCSK Corp.	36,000	941,595

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® MSCI Intl Value Factor ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
Secom Co. Ltd.	63,800	$2,345,953
Seiko Epson Corp.	173,600	2,408,366
Sekisui Chemical Co. Ltd.	97,700	1,707,202
Sekisui House Ltd.	109,000	2,505,931
Seven & i Holdings Co. Ltd.	444,800	6,547,732
Shionogi & Co. Ltd.	223,200	3,749,874
Subaru Corp.	263,500	4,771,436
Sumitomo Corp.	503,500	12,293,644
Sumitomo Electric Industries Ltd.	179,800	2,889,997
Sumitomo Metal Mining Co. Ltd.	61,600	1,366,720
Sumitomo Mitsui Financial Group Inc.	664,200	15,845,961
Sumitomo Mitsui Trust Group Inc.	136,600	3,379,311
Suntory Beverage & Food Ltd.	32,000	1,118,107
Suzuki Motor Corp.	333,200	3,992,955
Taisei Corp.	44,000	2,385,767
Takeda Pharmaceutical Co. Ltd.	398,400	12,051,043
TDK Corp.	809,200	8,635,331
TIS Inc.	23,000	663,853
Tokyo Gas Co. Ltd.	104,700	3,478,427
Toppan Holdings Inc.	82,000	2,301,949
Toray Industries Inc.	328,900	2,100,524
Toyota Industries Corp.	62,500	7,329,679
Toyota Motor Corp.	2,291,800	43,772,032
Toyota Tsusho Corp.	262,500	5,216,590
West Japan Railway Co.	97,200	2,044,699
Yamaha Motor Co. Ltd.	231,600	1,818,925
Yokogawa Electric Corp.	68,700	1,486,678
		573,417,611
Netherlands — 3.0%
ABN AMRO Bank NV, CVA(c)	171,840	3,561,014
Aegon Ltd.	357,687	2,300,623
AerCap Holdings NV	88,370	9,367,220
ASR Nederland NV	25,730	1,623,533
Coca-Cola Europacific Partners PLC	24,227	2,198,358
EXOR NV, NVS	19,767	1,866,295
Heineken Holding NV	12,709	993,715
ING Groep NV	754,203	14,646,108
JDE Peet's NV	38,245	925,870
Koninklijke Ahold Delhaize NV	288,081	11,828,331
Koninklijke Philips NV(a)	195,985	4,974,063
NN Group NV	113,622	6,967,346
Randstad NV	28,290	1,135,552
		62,388,028
Norway — 0.6%
Aker BP ASA	49,459	1,061,761
DNB Bank ASA	107,146	2,678,447
Equinor ASA	135,888	3,075,910
Mowi ASA	71,201	1,305,574
Norsk Hydro ASA	273,739	1,452,025
Orkla ASA	136,153	1,518,440
Yara International ASA	42,223	1,370,286
		12,462,443
Portugal — 0.1%
EDP SA	417,991	1,647,580
Singapore — 0.6%
Keppel Ltd.	414,400	2,083,479
Singapore Airlines Ltd.	576,900	2,960,601
Singapore Telecommunications Ltd.	1,077,900	3,118,574
Wilmar International Ltd.	982,500	2,304,433
Security	Shares	Value
Singapore (continued)
Yangzijiang Shipbuilding Holdings Ltd.	650,600	$1,114,454
		11,581,541
Spain — 4.1%
ACS Actividades de Construccion y Servicios SA	46,422	2,908,562
Banco Bilbao Vizcaya Argentaria SA	1,533,902	21,051,331
Banco de Sabadell SA	1,419,464	4,141,688
Banco Santander SA	5,563,828	39,174,138
CaixaBank SA	849,545	6,511,088
Grifols SA(a)	98,121	929,071
Repsol SA	449,882	5,499,208
Telefonica SA	921,710	4,735,048
		84,950,134
Sweden — 2.1%
Boliden AB(a)	44,845	1,374,052
Industrivarden AB, Class A	42,950	1,509,352
Industrivarden AB, Class C	53,880	1,892,087
Nordea Bank Abp	319,117	4,419,435
Securitas AB, Class B	145,045	2,298,492
Skanska AB, Class B	84,270	1,958,151
SKF AB, Class B	93,865	1,839,883
Svenska Handelsbanken AB, Class A	249,023	3,259,664
Swedbank AB, Class A	150,532	3,757,858
Telefonaktiebolaget LM Ericsson, Class B	1,122,965	9,486,112
Telia Co. AB	330,712	1,242,309
Trelleborg AB, Class B	30,347	1,046,415
Volvo AB, Class B	311,961	8,480,199
		42,564,009
Switzerland — 4.6%
Holcim AG	75,076	8,389,585
Novartis AG, Registered	364,174	41,536,669
Roche Holding AG, NVS	120,630	39,444,364
Sandoz Group AG	96,557	4,188,128
Swatch Group AG (The), Bearer	4,531	786,320
		94,345,066
United Kingdom — 16.8%
3i Group PLC	218,208	12,370,434
Anglo American PLC	182,144	4,972,237
Associated British Foods PLC	92,037	2,537,013
Aviva PLC	358,747	2,687,876
Barclays PLC	6,274,486	24,995,300
Barratt Redrow PLC	243,432	1,517,601
BP PLC	2,900,348	13,392,041
British American Tobacco PLC	1,099,529	47,893,664
BT Group PLC	2,813,280	6,529,498
Centrica PLC	2,429,773	5,202,221
Coca-Cola HBC AG, Class DI	36,610	1,906,419
DCC PLC	29,779	1,946,292
Glencore PLC	1,785,559	5,854,374
GSK PLC	1,169,155	23,129,037
Haleon PLC	855,444	4,304,483
Hikma Pharmaceuticals PLC	45,271	1,199,661
HSBC Holdings PLC	4,401,355	49,063,574
Imperial Brands PLC	332,628	13,648,743
Informa PLC	190,457	1,860,561
J Sainsbury PLC	812,795	2,888,765
Kingfisher PLC	510,472	1,961,997
Lloyds Banking Group PLC	18,340,027	18,018,667
M&G PLC	335,709	931,554
Marks & Spencer Group PLC	220,242	1,144,497
Mondi PLC, NVS	47,640	723,134
NatWest Group PLC, NVS	1,939,700	12,476,709

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® MSCI Intl Value Factor ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United Kingdom (continued)
Pearson PLC	81,263	$1,302,746
Phoenix Group Holdings PLC	85,366	682,957
Rio Tinto PLC	206,081	12,280,252
Shell PLC	946,071	30,531,364
Smith & Nephew PLC	206,034	2,899,430
Standard Chartered PLC	886,973	12,775,299
Tesco PLC	1,916,191	9,483,232
Vodafone Group PLC	11,876,461	11,671,001
WPP PLC	228,667	1,772,753
		346,555,386
Total Common Stocks — 97.7% (Cost: $1,644,475,682)		2,020,419,524
Preferred Stocks
Germany — 1.1%
Bayerische Motoren Werke AG, Preference Shares, NVS	25,840	2,085,204
Henkel AG & Co. KGaA, Preference Shares, NVS	36,529	2,837,075
Porsche Automobil Holding SE, Preference Shares, NVS	102,056	4,207,855
Volkswagen AG, Preference Shares, NVS	135,016	14,691,138
		23,821,272
Total Preferred Stocks — 1.1% (Cost: $32,278,394)		23,821,272
Total Long-Term Investments — 98.8% (Cost: $1,676,754,076)		2,044,240,796
Security	Shares	Value
Short-Term Securities
Money Market Funds — 0.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.46%(d)(e)(f)	2,790,421	$2,791,537
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(d)(e)	1,190,000	1,190,000
Total Short-Term Securities — 0.2% (Cost: $3,981,410)		3,981,537
Total Investments — 99.0% (Cost: $1,680,735,486)		2,048,222,333
Other Assets Less Liabilities — 1.0%		20,324,689
Net Assets — 100.0%		$2,068,547,022

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/25	Shares Held at 04/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$2,950,313	$—	$(158,070)(a)	$(29)	$(677)	$2,791,537	2,790,421	$12,206 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	590,000	600,000 (a)	—	—	—	1,190,000	1,190,000	19,495	—
				$(29)	$(677)	$3,981,537		$31,701	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
TOPIX Index	38	06/12/25	$7,093	$(71,537)

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® MSCI Intl Value Factor ETF

Futures Contracts (continued)
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Euro STOXX 50 Index	168	06/20/25	$9,782	$(53,254)
FTSE 100 Index	59	06/20/25	6,676	(66,576)
				$(191,367)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$81,272,370	$1,939,147,154	$—	$2,020,419,524
Preferred Stocks	—	23,821,272	—	23,821,272
Short-Term Securities
Money Market Funds	3,981,537	—	—	3,981,537
	$85,253,907	$1,962,968,426	$—	$2,048,222,333
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$—	$(191,367)	$—	$(191,367)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
ADR	American Depositary Receipt
NVS	Non-Voting Shares